Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Net operating loss carry-forwards	$ 57,065,283	$ 40,329,428
Valuation allowance increased	$ 3,409,362	3,098,198	$ 2,054,381
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax, description	Under the two-tiered profits tax rate regime, the first $2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%.
United Kingdom [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	19.00%
Singapore [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	17.00%
Seychelles [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	25.00%
Net operating loss carry-forwards	$ 492,715	$ 439,345
Tax carried forward other losses	5 years
Samoa [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	27.00%
United States (Nevada) [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	21.00%
Canada [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	15.00%
Ireland [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	12.50%